Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,620,000
Previously Paid Amount	0.00
Total Fee Amount	2,985.72
Total Offset Amount	0.00
Net Fee	2,985.72
Narrative - Max Aggregate Offering Price	$ 21,620,000
Final Prospectus	true